GENERAL INFORMATION - Going Concern, Narrative (Details) customer in Millions, $ in Millions	May 14, 2026 employee customer	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024	Oct. 31, 2023
Disclosure of subsidiaries [line items]
Cash and cash equivalents		$ 353	$ 455	$ 712	$ 674
Total available funding		478
Third-party debt covenants		0
Security deposits and cash collateral
Disclosure of subsidiaries [line items]
Financial assets at amortised cost		$ 125	$ 119
VEON Ltd. | Kyivstar Cayman Corp.
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen							47.85%
Percentage of corporate rights unfrozen						47.85%
VEON Ltd. | LLC Ukraine Tower Company
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen							100.00%
VEON Ltd. | LLC Kyivstar.Tech
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen							100.00%
VEON Ltd. | LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Percentage of corporate rights frozen							69.99%
VEON Ltd. | Other Ukrainian subsidiaries
Disclosure of subsidiaries [line items]
Percentage of corporate rights unfrozen						100.00%
Going Concern
Disclosure of subsidiaries [line items]
Number of employees | employee	5,469
UKRAINE | Going Concern
Disclosure of subsidiaries [line items]
Number of customers | customer	21.9